Employee Benefit Plans Summary of all Directors' Restricted Stock Activity (Detail) - Non Employee Director Restricted Equity Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Shares
Beginning of year	25,075	30,439	29,206
Add (deduct):
Granted	15,553	25,075	30,439
Vested	(25,979)	(30,439)	(29,206)
End of year	14,649	25,075	30,439
Weighted Average Grant Date Fair Value
Beginning of year	$ 133.43	$ 109.75	$ 105.16
Granted	215.77	133.43	109.75
Vested	136.29	109.75	105.16
End of year	$ 215.77	$ 133.43	$ 109.75
Grants in period vested pursuant to plan terms	904
Unrecognized compensation cost related to unvested equity awards	$ 1	$ 1	$ 1